Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Treasury Stock And Deferred Compensation	Shares Acquired By ESOP	Retained Earnings	Accumulated Other Comprehensive Loss	Total
Beginning Balance at Dec. 31, 2017	$ 5,435	$ 18,020	$ (1,717)	$ (683)	$ 23,260	$ (420)	$ 43,895
Net income	0	0	0	0	4,282	0	4,282
Other comprehensive income (loss)	0	0	0	0	0	410	410
Share issuance in connection with merger	367	4,344	0	0	0	0	4,711
Cash dividends - per share	0	0	0	0	(3,221)	0	(3,221)
Shares purchased for deferred compensation plan	0	30	(30)	0	0	0	0
Expense related to share-based compensation plans	0	287	0	0	0	0	287
Restricted stock activity	125	(125)	0	0	0	0	0
Amortization of ESOP	0	0	0	279	0	0	279
Ending Balance at Dec. 31, 2018	5,927	22,556	(1,747)	(404)	24,321	(10)	50,643
Net income	0	0	0	0	6,810	0	6,810
Other comprehensive income (loss)	0	0	0	0	0	5,546	5,546
Cash dividends - per share	0	0	0	0	(3,226)	0	(3,226)
Shares purchased for deferred compensation plan	0	(42)	42	0	0	0	0
Shares purchased for treasury stock			(416)				(416)
Expense related to share-based compensation plans	0	293	0	0	0	0	293
Restricted stock activity	32	(32)	0	0	0	0	0
Amortization of ESOP	0	96	0	176	0	0	272
Ending Balance at Dec. 31, 2019	$ 5,959	$ 22,871	$ (2,121)	$ (228)	$ 27,905	$ 5,536	$ 59,922